Loans and Allowance for Loan Losses - TDRs and Loan Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($) contract
Troubled Debt Restructurings
Troubled debt restructurings	$ 2,400	$ 3,700
Amount of specific reserves related to TDRs which were allocated to the allowance for loan losses	$ 200	$ 200
Loan Modifications under the CARES Act
Number of Contracts | contract	0	3
Pre- Modification	$ 0	$ 215
Post- Modification	$ 0	215
Number of contracts called for default and charged off | contract	0
Loans held for sale	$ 2,249	5,099
Loan Modifications under CARES Act
Loan Modifications under the CARES Act
Loan modifications amount		86,700
Borrowers making interest payments
Loan Modifications under the CARES Act
Loan modifications amount	$ 37,600
Full Deferral
Loan Modifications under the CARES Act
Loan modifications amount		44,000
Extended amortization
Loan Modifications under the CARES Act
Loan modifications amount		5,100
Primarily hotel
Loan Modifications under the CARES Act
Loan modifications amount		57,000
Franchise loans
Loan Modifications under the CARES Act
Loan modifications amount		$ 22,200
Real Estate Construction - Residential
Loan Modifications under the CARES Act
Number of Contracts | contract		2
Pre- Modification		$ 209
Post- Modification		$ 211
Real Estate Construction - Residential | Mortgages
Loan Modifications under the CARES Act
Number of Contracts | contract	0
Pre- Modification	$ 0
Post- Modification	$ 0
Installment and other consumer
Loan Modifications under the CARES Act
Number of Contracts | contract	0	1
Pre- Modification	$ 0	$ 6
Post- Modification	0	4
Performing TDRs
Troubled Debt Restructurings
Troubled debt restructurings	1,800	2,800
Non-performing TDRs - 90 days past due
Troubled Debt Restructurings
Troubled debt restructurings	$ 600	$ 900